Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities
The following table presents the components of other long-term liabilities as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Accounts payables	$131,502	$123,787
Provision for vacation pay	51,108	42,073
Derivative financial instruments	28,019	47,376
Contingent purchase obligation	20,564	37,421
Provision for compensated absences	12,382	11,341
Accrued expenses on evacuation	2,066	11,028
Other	28,780	25,270
	$274,421	$298,296